Schedule I - Summary of Investments Other than Investments in Related Parties (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of investments [Line Items]
Available-for-sale	€ 84,675	€ 88,170
Fair value through profit or loss	8,597	7,119
Financial assets	135,925	134,658
Investments in real estate	2,700	€ 2,147	€ 1,999
Cost [member] | Shares [member]
Disclosure of investments [Line Items]
Available-for-sale	451
Fair value through profit or loss	1,554
Cost [member] | Bonds [member]
Disclosure of investments [Line Items]
Fair value through profit or loss	3,901
Financial assets	42,653
Other investments at fair value through profit or loss	2,325
Cost [member] | Bonds [member] | Financial assets available-for-sale and held-to-maturity investments, category [member]
Disclosure of investments [Line Items]
Financial assets	81,039
Cost [member] | Bonds [member] | Asset backed [member]
Disclosure of investments [Line Items]
Financial assets	4,948
Cost [member] | Bonds [member] | US government [member]
Disclosure of investments [Line Items]
Financial assets	6,973
Cost [member] | Bonds [member] | Dutch government [member]
Disclosure of investments [Line Items]
Financial assets	4,908
Cost [member] | Bonds [member] | Other government [member]
Disclosure of investments [Line Items]
Financial assets	11,293
Cost [member] | Bonds [member] | Mortgage backed [member]
Disclosure of investments [Line Items]
Financial assets	6,275
Cost [member] | Bonds [member] | Corporate bonds [member]
Disclosure of investments [Line Items]
Financial assets	39,770
Cost [member] | Bonds [member] | Money market investments [member]
Disclosure of investments [Line Items]
Financial assets	5,955
Cost [member] | Bonds [member] | Other [member]
Disclosure of investments [Line Items]
Financial assets	919
Cost [member] | Bonds [member] | Mortgage loans - held at amortized cost [member]
Disclosure of investments [Line Items]
Financial assets	36,240
Cost [member] | Bonds [member] | Private loans - held at amortized cost [member]
Disclosure of investments [Line Items]
Financial assets	4,103
Cost [member] | Bonds [member] | Deposits with financial institutions [member]
Disclosure of investments [Line Items]
Financial assets	141
Cost [member] | Bonds [member] | Policy loans [member]
Disclosure of investments [Line Items]
Financial assets	1,973
Cost [member] | Bonds [member] | Other [member]
Disclosure of investments [Line Items]
Financial assets	196
Fair value [member]
Disclosure of investments [Line Items]
Financial assets	142,534
Fair value [member] | Shares [member]
Disclosure of investments [Line Items]
Available-for-sale	478
Fair value through profit or loss	1,682
Fair value [member] | Bonds [member]
Disclosure of investments [Line Items]
Fair value through profit or loss	3,913
Financial assets	46,562
Other investments at fair value through profit or loss	3,002
Fair value [member] | Bonds [member] | Financial assets available-for-sale and held-to-maturity investments, category [member]
Disclosure of investments [Line Items]
Financial assets	84,196
Fair value [member] | Bonds [member] | Asset backed [member]
Disclosure of investments [Line Items]
Financial assets	4,958
Fair value [member] | Bonds [member] | US government [member]
Disclosure of investments [Line Items]
Financial assets	7,449
Fair value [member] | Bonds [member] | Dutch government [member]
Disclosure of investments [Line Items]
Financial assets	6,040
Fair value [member] | Bonds [member] | Other government [member]
Disclosure of investments [Line Items]
Financial assets	11,957
Fair value [member] | Bonds [member] | Mortgage backed [member]
Disclosure of investments [Line Items]
Financial assets	6,557
Fair value [member] | Bonds [member] | Corporate bonds [member]
Disclosure of investments [Line Items]
Financial assets	40,379
Fair value [member] | Bonds [member] | Money market investments [member]
Disclosure of investments [Line Items]
Financial assets	5,955
Fair value [member] | Bonds [member] | Other [member]
Disclosure of investments [Line Items]
Financial assets	902
Fair value [member] | Bonds [member] | Mortgage loans - held at amortized cost [member]
Disclosure of investments [Line Items]
Financial assets	39,758
Fair value [member] | Bonds [member] | Private loans - held at amortized cost [member]
Disclosure of investments [Line Items]
Financial assets	4,494
Fair value [member] | Bonds [member] | Deposits with financial institutions [member]
Disclosure of investments [Line Items]
Financial assets	141
Fair value [member] | Bonds [member] | Policy loans [member]
Disclosure of investments [Line Items]
Financial assets	1,973
Fair value [member] | Bonds [member] | Other [member]
Disclosure of investments [Line Items]
Financial assets	196
Fair value [member] | Real estate [member]
Disclosure of investments [Line Items]
Investments in real estate	2,700
Book value [member]
Disclosure of investments [Line Items]
Financial assets	138,625
Book value [member] | Shares [member]
Disclosure of investments [Line Items]
Available-for-sale	478
Fair value through profit or loss	1,682
Book value [member] | Bonds [member]
Disclosure of investments [Line Items]
Fair value through profit or loss	3,913
Financial assets	42,653
Other investments at fair value through profit or loss	3,002
Book value [member] | Bonds [member] | Financial assets available-for-sale and held-to-maturity investments, category [member]
Disclosure of investments [Line Items]
Financial assets	84,196
Book value [member] | Bonds [member] | Asset backed [member]
Disclosure of investments [Line Items]
Financial assets	4,958
Book value [member] | Bonds [member] | US government [member]
Disclosure of investments [Line Items]
Financial assets	7,449
Book value [member] | Bonds [member] | Dutch government [member]
Disclosure of investments [Line Items]
Financial assets	6,040
Book value [member] | Bonds [member] | Other government [member]
Disclosure of investments [Line Items]
Financial assets	11,957
Book value [member] | Bonds [member] | Mortgage backed [member]
Disclosure of investments [Line Items]
Financial assets	6,557
Book value [member] | Bonds [member] | Corporate bonds [member]
Disclosure of investments [Line Items]
Financial assets	40,379
Book value [member] | Bonds [member] | Money market investments [member]
Disclosure of investments [Line Items]
Financial assets	5,955
Book value [member] | Bonds [member] | Other [member]
Disclosure of investments [Line Items]
Financial assets	902
Book value [member] | Bonds [member] | Mortgage loans - held at amortized cost [member]
Disclosure of investments [Line Items]
Financial assets	36,240
Book value [member] | Bonds [member] | Private loans - held at amortized cost [member]
Disclosure of investments [Line Items]
Financial assets	4,103
Book value [member] | Bonds [member] | Deposits with financial institutions [member]
Disclosure of investments [Line Items]
Financial assets	141
Book value [member] | Bonds [member] | Policy loans [member]
Disclosure of investments [Line Items]
Financial assets	1,973
Book value [member] | Bonds [member] | Other [member]
Disclosure of investments [Line Items]
Financial assets	196
Book value [member] | Real estate [member]
Disclosure of investments [Line Items]
Investments in real estate	€ 2,700